Commitments and Contingencies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
AmpliPhi Biosciences Corporation [Member]
Rent expense under operating leases	$ 210,000	$ 208,000
Minimum payment commitment	$ 293,000
AmpliPhi Biosciences Corporation [Member] | Virginia Biotech Research Partnership Laboratory [Member]
Lease expiration date	Aug. 01, 2019
AmpliPhi Biosciences Corporation [Member] | Savills Studley San Diego Office Space [Member]
Monthly rental expense	$ 5,000
AmpliPhi Biosciences Corporation [Member] | Ljubljana Dobrunje [Member]
Lease expiration date	Feb. 01, 2023
AmpliPhi Biosciences Corporation [Member] | Brookville Australia Lab Space [Member]
Monthly rental expense	$ 4,000
C3J [Member]
Rent expense under operating leases	1,403,000	$ 1,368,000
Minimum payment commitment	$ 4,773,000